NOTE PAYABLE - BANK (Details Narrative) - USD ($)	Mar. 03, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Due payment	$ 7,110
Due payment	$ 350
Amount outstanding		$ 502,549	$ 501,828	$ 40,000
Note payable to bank		4,152
Notes payables to bank noncurrent		10,153
Notes Payable to Banks [Member]
Short-Term Debt [Line Items]
Amount outstanding		$ 14,305